Loss per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss per share
13.
Loss per share

The following summarizes basic and diluted loss per share for the period:

	For the year ended December 31,
In thousands of USD, except share data	2022	2021	2020
Net loss attributable to ordinary shareholders	(93,735)	(87,009)	(59,943)
Weighted average number of ordinary shares issued and outstanding	44,126,733	26,957,258	9,599,704
Basic and diluted loss per share (in USD)	(2.12)	(3.23)	(6.24)

For the years ended December 31, 2022, 2021 and 2020, basic loss per share was calculated based on the weighted average number of ordinary shares issued and outstanding. Non-vested shares granted in connection with the share-based payments (Note 12) are excluded. Such shares are included in the weighted average number of ordinary shares as entitlement to them vests (conditional on continued employment and in the case of the RSUs, the occurrence of a liquidity event like the Company's IPO in 2021). As of December 31, 2022, the Group had 474,223 granted but not vested ordinary shares granted in connection with share-based payments (2021: 1,338,916 granted but not vested ordinary shares) (2020: 2,497,778 granted but not vested ordinary shares). As of December 31, 2022, the Group does not have RSUs not issued but vested in connection with share-based payments (2021: 31,484 RSUs not issued but vested) (2020: none), these RSUs have been included in the determination of basic and diluted loss per share.

Contingently issuable shares per terms of the anti-dilution protection granted to the Company's issued warrants, were not evaluated for their dilutive effect, as the conditions for their conversion were not met as of December 31, 2022, and thus, were not included in diluted earnings per share.

As the Group did not generate any profits for the years ended December 31, 2022 , 2021 and 2020 the effect of non-vested shares (Note 12.1), non-vested share options (Note 12.2), non-vested RSUs (Note 12.3), Amended Convertible Loan with Kreos, and warrants (Note 26.2) is anti-dilutive.